S000036165 [Member] Investment Objectives and Goals - ClearBridge Small Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE SMALL CAP FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation.